Filed pursuant to Rule 497(j)

Registration Nos. 333-210186 and 811-23147

Chapman and Cutler LLP 320 South Canal Street, 27th Floor Chicago, Illinois 60606 T 312.845.3000 F 312.701.2361 www.chapman.com

January 3, 2023

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	First Trust Exchange-Traded Fund VIII
(Registration Nos. 333-210186 and 811-23147)

Ladies and Gentlemen:

On behalf of First Trust Exchange-Traded Fund VIII (the “Registrant”), in accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933, as amended, (the “Securities Act”), this letter serves to certify that Post-Effective Amendment No. 326 to the Registration Statement on Form N-1A (the “Registration Statement”) of the Registrant does not differ from that which would have been filed pursuant to Rule 497(c) of the Securities Act. The Registration Statement relates to FT Cboe Vest U.S. Equity Buffer ETF – January, FT Cboe Vest U.S. Equity Buffer ETF – February, FT Cboe Vest U.S. Equity Buffer ETF – March, FT Cboe Vest U.S. Equity Buffer ETF – April, FT Cboe Vest U.S. Equity Buffer ETF – May, FT Cboe Vest U.S. Equity Buffer ETF – June, FT Cboe Vest U.S. Equity Buffer ETF – July, FT Cboe Vest U.S. Equity Buffer ETF – August, FT Cboe Vest U.S. Equity Buffer ETF – September, FT Cboe Vest U.S. Equity Buffer ETF – October, FT Cboe Vest U.S. Equity Buffer ETF – November, FT Cboe Vest U.S. Equity Buffer ETF – December, FT Cboe Vest U.S. Equity Deep Buffer ETF – January, FT Cboe Vest U.S. Equity Deep Buffer ETF – February, FT Cboe Vest U.S. Equity Deep Buffer ETF – March, FT Cboe Vest U.S. Equity Deep Buffer ETF – April, FT Cboe Vest U.S. Equity Deep Buffer ETF – May, FT Cboe Vest U.S. Equity Deep Buffer ETF – June, FT Cboe Vest U.S. Equity Deep Buffer ETF – July, FT Cboe Vest U.S. Equity Deep Buffer ETF – August, FT Cboe Vest U.S. Equity Deep Buffer ETF – September, FT Cboe Vest U.S. Equity Deep Buffer ETF – October, FT Cboe Vest U.S. Equity Deep Buffer ETF – November, FT Cboe Vest U.S. Equity Deep Buffer ETF – December, FT Cboe Vest Nasdaq-100® Buffer ETF – March, FT Cboe Vest Nasdaq-100® Buffer ETF – June, FT Cboe Vest Nasdaq-100® Buffer ETF – September, FT Cboe Vest Nasdaq-100® Buffer ETF – December, FT Cboe Vest International Equity Buffer ETF – March, FT Cboe Vest International Equity Buffer ETF – June, FT Cboe Vest International Equity Buffer ETF – September, FT Cboe Vest International Equity Buffer ETF – December, FT Cboe Vest U.S. Equity Enhance & Moderate Buffer ETF – June, FT Cboe Vest U.S. Equity Enhance & Moderate Buffer ETF – December, FT Cboe Vest Fund of Buffer ETFs, FT Cboe Vest Fund of Deep Buffer ETFs, FT Cboe Vest Buffered Allocation Defensive ETF, FT Cboe Vest Buffered Allocation Growth ETF and FT Cboe Vest Fund of Nasdaq-100® Buffer ETFs, each a series of the Registrant. Post-Effective Amendment No. 366 was filed electronically with the Securities and Exchange Commission on December 29, 2022.

If you have any questions or comments, please telephone the undersigned at (312) 845-3484.

Very truly yours,
Chapman and Cutler llp
By:	/s/ Eric F. Fess
Eric F. Fess

Enclosures